Notes Payable - Former Related Party (Details Narrative) - USD ($)	Jun. 06, 2014	Nov. 30, 2017	Aug. 31, 2017	Oct. 31, 2016	Aug. 31, 2016	May 05, 2014	Apr. 04, 2014
Notes payable				$ 50,000
Preferred stock, shares issued		0	0		1,000,000
Preferred stock, par value		$ 0.001	$ 0.001		$ 0.001
Mr. Mark DeStefano [Member]
Notes payable		$ 50,000	$ 50,000
Preferred stock, shares issued		1,000,000	1,000,000
One-year Promissory Note [Member] | Mr. Mark DeStefano [Member]
Notes payable							$ 50,000
Debt instrument, interest rate							12.00%
Second One-year Promissory Note [Member] | Mr. Mark DeStefano [Member]
Notes payable						$ 20,000
Debt instrument, interest rate						12.00%
Two Promissory Notes [Member]
Notes payable	$ 20,000
Preferred stock, shares issued	1,000,000
Preferred stock, par value	$ 0.001
Forgiveness of interest	$ 1,900
Voting power of common shares	50
Repayment of debt	$ 50,000
Sale of stock, number of shares issued	5